Debt - Convertible Notes Hedge Transactions (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Nov. 27, 2017	Dec. 31, 2017
Debt Instrument [Line Items]
Proceeds in connection with unwinding hedge transactions		$ 5,600
2017 Convertible Senior Notes
Debt Instrument [Line Items]
Conversion price (in dollars per share)		$ 31.56
2020 Convertible Senior Notes
Debt Instrument [Line Items]
Cost of the hedge transaction(s)		$ 18,113
Conversion price (in dollars per share)		$ 45.72
2021 Convertible Senior Notes
Debt Instrument [Line Items]
Cost of the hedge transaction(s)		$ 19,545
Conversion price (in dollars per share)		$ 59.39
Hedging of Convertible Debt Instrument | 2020 Convertible Senior Notes
Debt Instrument [Line Items]
Conversion price (in dollars per share)		61.55
Hedging of Convertible Debt Instrument | 2021 Convertible Senior Notes
Debt Instrument [Line Items]
Conversion price (in dollars per share)		$ 83.14
Convertible Notes | 2017 Convertible Senior Notes
Debt Instrument [Line Items]
Shares received counterparties to hedge transaction, cancelled (in shares)	621,612